Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As at December 31,
	2022	2021
Cash on hand	-	9,470
Bank deposits	243,530	12,905,444
Other monetary funds	277,386	-
	520,916	12,914,914

	As at December 31,
	2022	2021
Renminbi	520,883	12,914,834
Hong Kong Dollars	33	80
United States Dollars	-	-
	520,916	12,914,914